INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Significant components of deferred tax assets
Reserves and allowances	$ 18	$ 22
R&D expenses	399	482
Intangible assets	31	44
Stock-based compensation	33	134
Loss carryforward	3,322	1,551
Deferred tax assets before valuation allowance	3,803	2,233
Less - valuation allowance	$ (3,803)	$ (2,233)